Concession Contract Assets (Tables)	12 Months Ended
Dec. 31, 2025
Concession Contract Assets
Schedule of Detailed Information about Concession Contract Assets
	Dec. 31, 2025	Dec. 31, 2024
Distribution – Infrastructure assets under construction	6,014	4,421
Gas – Infrastructure assets under construction	822	554
Transmission – National Grid (‘BNES’ - Basic Network of the Existing System) - Law 12,783/13	1,106	1,616
Transmission – Assets remunerated by tariff	5,254	4,876
	13,196	11,467

Current	1,115	1,140
Non-current	12,081	10,327

Schedule of Contract Assets
	Transmission	Distribution	Gas	Total
Balances at December 31, 2022	4,737	1,850	117	6,704
Additions	242	3,478	270	3,990
Inflation adjustment	524	-	-	524
Amounts received	(746)	-	-	(746)
Transfers to financial assets	-	(364)	-	(364)
Transfers to intangible assets	-	(1,541)	(49)	(1,590)
Impairment (1)	-	8	-	8
Balances at December 31, 2023	4,757	3,431	338	8,526
Additions (2)	425	4,167	348	4,940
Inflation adjustment	433	-	-	433
Amounts received	(799)	-	-	(799)
Results of the Periodic Tariff Review (3)	1,676	-	-	1,676
Transfers to financial assets	-	(731)	(51)	(782)
Transfers to intangible assets	-	(2,435)	(81)	(2,516)
Impairment (1)	-	(11)	-	(11)
Balances at December 31, 2024	6,492	4,421	554	11,467
Additions	576	5,166	335	6,077
Inflation adjustment	334	-	-	334
Amounts received	(825)	-	-	(825)
RBSE remeasurement	(219)	-	-	(219)
Others additions	1	-	-	1
Transfers to financial assets	-	(996)	-	(996)
Transfers to intangible assets	-	(2,561)	(67)	(2,628)
Impairment (1)	-	(15)	-	(15)
Balances at December 31, 2025	6,359	6,015	822	13,196

(1)	This refers to posting or reversal of provisions made for losses in relation to contractual assets in progress (canceled works).
(2)	The higher volume of additions in the distribution segment reflects greater investments made, in line with the investment program of CEMIG D.
(3)	In Note 3 this amount is presented net of PIS/Pasep and Cofins taxes.

Schedule of Service Concession Arrangements
	Update index	Dec. 31, 2025	Dec. 31, 2024
Current
Concession contract - 006/97 (a)	IPCA
National Grid (‘BNES’ - Basic Network of the Existing System)		462	479
National Grid - new facilities (RBNI)		595	595
Concession contract - 079/00 (b)	IGPM	36	39
Concession contract - 006/11 (c)	IGPM	13	18
Concession contract - 004/05 (d)	IPCA	9	9
		1,115	1,140
Non-current
Concession contract - 006/97 (a)	IPCA
National Grid (‘BNES’ - Basic Network of the Existing System)		644	1,137
National Grid - new facilities (RBNI)		4,258	3,892
Concession contract - 079/00 (b)	IGPM	93	110
Concession contract - 006/11 (e)	IGPM	106	105
Concession contract - 004/05 (c)	IPCA	59	64
Concession contract - 001/23 (d)	IPCA	84	43
		5,244	5,351
		6,359	6,491